EXCEPTIONAL ITEMS (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Exceptional Items
Restructuring (i)	R$ (99.3)	R$ (109.4)	R$ (101.8)
COVID-19 impacts (ii)			(16.7)
Legal fees (iii)		(94.7)
Effects of the application of IAS 29 (hyperinflation)	(1.5)	(2.3)	(8.2)
Write-offs of investments (iv)			(16.6)
Total	R$ (100.8)	R$ (206.4)	R$ (143.3)